Loans Payable - Schedule of Loans Outstanding (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total loans payable	$ 20,540	$ 98,471
Credit Line - Blue Vine [Member]
Total loans payable	14,072	12,287
Loan Builder [Member]
Total loans payable	$ 6,468	$ 86,184